Note 3 - Receivables (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Receivable, in escrow	$ 36,957	$ 47,264
Long Lived Assets Held-for-sale, Proceeds from Sale			$ 975,000